Quarterly Report
April 30, 2020
MFS®  Global High Yield Fund

Portfolio of Investments
4/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 32.3%
Apparel Manufacturers – 0.3%
PVH Corp., 3.125%, 12/15/2027	EUR	720,000	$725,471
Asset-Backed & Securitized – 0.3%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	730,000	$830,252
Lehman Brothers Commercial Conduit Mortgage Trust, 1.112%, 2/18/2030 (i)		$19,576	0
			$830,252
Automotive – 0.4%
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	350,000	$377,794
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024		625,000	702,029
			$1,079,823
Broadcasting – 1.1%
Arqiva Broadcast Finance PLC, 6.75%, 9/30/2023	GBP	960,000	$1,241,815
Banijay Group, 6.5%, 3/01/2026 (n)	EUR	365,000	341,987
Pinewood Finance Co. Ltd., 3.25%, 9/30/2025 (n)	GBP	605,000	756,973
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	495,000	547,848
			$2,888,623
Brokerage & Asset Managers – 0.6%
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)		$722,000	$675,070
Vivion Investments S.à r.l., 3%, 8/08/2024	EUR	1,000,000	967,899
			$1,642,969
Building – 0.9%
CEMEX S.A.B. de C.V., 6.125%, 5/05/2025		$685,000	$616,500
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,355,000	1,256,763
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	630,000	587,782
			$2,461,045
Business Services – 0.3%
Nexi S.p.A. , 1.75%, 10/31/2024	EUR	735,000	$753,096
Cable TV – 2.1%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$525,000	$547,312
Cable Onda S.A., 4.5%, 1/30/2030 (n)		550,000	522,500
Telenet Finance Luxembourg Notes S.à r.l., 3.5%, 3/01/2028	EUR	500,000	560,801
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		$225,000	211,658
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,235,000	1,309,125
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,456,000	1,445,677
Ziggo B.V. , 2.875%, 1/15/2030 (n)	EUR	1,060,000	1,097,713
			$5,694,786
Chemicals – 1.0%
Ashland Services B.V., 2%, 1/30/2028 (n)	EUR	880,000	$900,460
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$589,000	453,530
SPCM S.A., 2.875%, 6/15/2023	EUR	1,367,000	1,476,171
			$2,830,161
Conglomerates – 0.8%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,555,000	$1,288,006
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	870,000	903,337
			$2,191,343

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.4%
Coty, Inc., 4.75%, 4/15/2026	EUR	470,000	$422,340
Energizer Gamma Acquisition B.V. , 4.625%, 7/15/2026		495,000	535,801
			$958,141
Consumer Services – 0.4%
Intertrust Group B.V., 3.375%, 11/15/2025	EUR	1,040,000	$1,134,327
Containers – 0.7%
ARD Finance S.A. , 5%, 6/30/2027 (n)(p)	EUR	485,000	$479,380
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$1,359,000	1,327,819
Trivium Packaging Finance B.V., 3.75%, 8/15/2026 (n)	EUR	210,000	225,354
			$2,032,553
Emerging Market Quasi-Sovereign – 2.4%
CEMIG Geracao e Transmissao S.A. (Federative Republic of Brazil), 9.25%, 12/05/2024 (n)		$1,450,000	$1,510,900
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		700,000	622,692
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		3,508,000	3,332,600
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		1,072,000	1,118,139
			$6,584,331
Emerging Market Sovereign – 1.1%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,085,000	$996,030
Dominican Republic, 5.5%, 1/27/2025		1,055,000	986,425
Government of Ukraine, 7.75%, 9/01/2024		558,000	525,902
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	275,000	232,106
Republic of Turkey, 6.125%, 10/24/2028		$430,000	390,268
			$3,130,731
Energy - Independent – 0.0%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$1,000,000	$820
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		528,000	528
			$1,348
Financial Institutions – 1.9%
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024	EUR	1,235,000	$981,874
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	990,000	1,067,151
Cabot Financial (Luxembourg) S.A. , 7.5%, 10/01/2023		840,000	984,810
Garfunkelux Holdco 3 S.A., 7.5%, 8/01/2022	EUR	545,000	483,763
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		$200,000	179,860
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		1,145,000	978,975
Shriram Transport Finance, 5.1%, 7/16/2023 (n)		696,000	508,391
			$5,184,824
Food & Beverages – 2.5%
BRF S.A., 4.875%, 1/24/2030 (n)		$1,357,000	$1,169,395
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		1,775,000	1,739,500
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	572,850
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		1,200,000	1,170,000
Marb Bondco PLC, 7%, 3/15/2024		275,000	268,812
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		765,000	736,312
Picard Bondco , 5.5%, 11/30/2024	EUR	705,000	729,990
Premier Foods Finance PLC, 6.25%, 10/15/2023	GBP	455,000	576,110
			$6,962,969
Industrial – 0.9%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$670,000	$606,410
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		615,000	587,325
Peach Property Finance GmbH, 3.5%, 2/15/2023 (n)	EUR	1,075,000	1,140,610

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Peach Property Finance GmbH, 3.5%, 2/15/2023	EUR	200,000	$212,207
			$2,546,552
Machinery & Tools – 0.5%
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	455,000	$425,066
Platin 1426. GmbH, 5.375%, 6/15/2023		570,000	533,938
Sarens Finance Co. N.V., 5.75%, 2/21/2027		700,000	473,298
			$1,432,302
Major Banks – 0.6%
Barclays PLC, 8% to 12/15/2020, FLR (EUR Swap Rate - 5yr. + 6.75%) to 12/31/2049	EUR	620,000	$669,026
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)		$650,000	630,630
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		365,000	377,319
			$1,676,975
Medical & Health Technology & Services – 0.8%
Grifols S.A., 3.2%, 5/01/2025	EUR	1,300,000	$1,420,673
IQVIA Holdings, Inc., 3.25%, 3/15/2025		595,000	655,591
			$2,076,264
Metals & Mining – 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$123,200
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		960,000	871,296
KME AG, 6.75%, 2/01/2023	EUR	425,000	204,911
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (a)(d)(n)		$60,000	6,150
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		670,000	221,100
			$1,426,657
Midstream – 0.5%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,052,000	$954,690
Peru LNG, 5.375%, 3/22/2030		645,000	358,943
			$1,313,633
Oil Services – 0.4%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		$1,281,878	$1,079,995
Oils – 0.1%
Puma International Financing S.A., 5%, 1/24/2026		$635,000	$400,783
Other Banks & Diversified Financials – 0.9%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)		$860,000	$753,102
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)		699,000	587,160
Kazkommertsbank JSC, 5.5%, 12/21/2022		1,025,675	999,817
			$2,340,079
Pharmaceuticals – 0.3%
Rossini S.à r.l., 6.75%, 10/30/2025	EUR	723,000	$833,943
Pollution Control – 0.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,504,000	$1,467,002
Retailers – 0.1%
Takko Luxembourg 2 S.C.A., 5.375%, 11/15/2023	EUR	630,000	$396,254
Supermarkets – 0.6%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)		$1,047,000	$1,026,583
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	625,000	681,618
			$1,708,201

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.3%
Altice France S.A., 7.375%, 5/01/2026 (n)		$420,000	$438,900
Altice France S.A., 8.125%, 2/01/2027 (n)		405,000	436,387
Altice France S.A., 4%, 2/15/2028 (n)	EUR	430,000	404,067
Altice France S.A./France, 3.375%, 1/15/2028 (n)		430,000	441,765
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		$455,000	421,444
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		1,486,000	1,364,594
			$3,507,157
Transportation - Services – 3.0%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$1,057,000	$866,740
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,730,000	1,698,367
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		$1,055,000	841,345
Heathrow Finance PLC, 3.875%, 3/01/2027	GBP	1,440,000	1,668,585
Navios South American Logistics, Inc., 7.25%, 5/01/2022		$40,000	35,600
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		94,000	83,660
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)	EUR	1,165,000	1,148,999
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		$363,000	359,334
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)		1,380,000	1,412,789
			$8,115,419
Utilities - Electric Power – 4.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,161,000	$1,130,930
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		275,000	267,877
AES Gener S.A. , 7.125% to 7/06/2024, FLR (Swap Rate-5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate-5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate-5yr. + 5.644%) to 3/26/2079		645,000	615,872
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		950,000	912,000
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		502,000	459,581
Drax Finco PLC, 6.625%, 11/01/2025 (n)		590,000	601,800
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		1,249,000	1,174,060
Listrindo Capital B.V., 4.95%, 9/14/2026		1,555,000	1,492,800
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		665,000	631,329
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)		661,000	536,196
ReNew Power Private Ltd., 5.875%, 3/05/2027		525,000	425,874
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		1,088,400	1,007,268
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(n)		1,542,685	227,562
Termocandelaria Power Ltd., 7.875%, 1/30/2029 (n)		707,000	682,255
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,186,000	1,174,140
			$11,339,544
Total Bonds			$88,747,553
Common Stocks – 0.2%
Construction – 0.2%
ICA Tenedora S.A. de C.V. (a)		253,322	$372,798
Energy - Independent – 0.0%
Frontera Energy Corp.		26,510	$85,661
Total Common Stocks			$458,459
Investment Companies (h) – 66.7%
Bond Funds – 64.8%
MFS High Yield Pooled Portfolio (v)		20,911,833	$177,750,577

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.41% (v)	5,097,099	$5,097,609
Total Investment Companies		$182,848,186

Other Assets, Less Liabilities – 0.8%		2,190,879
Net Assets – 100.0%		$274,245,077
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $182,848,186 and $89,206,012, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,540,293, representing 18.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	11/20/15	$986,320	$820
Afren PLC, 6.625%, 12/09/2020	11/20/15	515,241	528
Total Restricted Securities			$1,348
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,413,633	USD	1,545,154	Deutsche Bank AG	5/22/2020	$4,511
EUR	1,646,390	USD	1,772,435	Goldman Sachs International	5/22/2020	32,385
EUR	1,435,000	USD	1,531,831	JPMorgan Chase Bank N.A.	5/22/2020	41,257
GBP	240,257	USD	297,894	Barclays Bank PLC	5/22/2020	4,730
GBP	355,000	USD	421,958	Brown Brothers Harriman	5/22/2020	25,194
GBP	342,000	USD	396,115	Morgan Stanley Capital Services, Inc.	5/22/2020	34,662
USD	470,433	EUR	417,216	Barclays Bank PLC	5/22/2020	13,070
USD	1,305,617	EUR	1,175,000	Morgan Stanley Capital Services, Inc.	5/22/2020	17,548
USD	336,920	GBP	266,798	Deutsche Bank AG	5/22/2020	866
USD	8,412,328	GBP	6,505,903	Merrill Lynch International	5/22/2020	217,608
						$391,831

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	428,322	USD	470,971	Citibank N.A.	5/22/2020	$(1,432)
EUR	4,148,000	USD	4,578,256	Deutsche Bank AG	5/22/2020	(31,099)
EUR	960,000	USD	1,052,920	Goldman Sachs International	5/22/2020	(541)
USD	686,851	EUR	630,000	Citibank N.A.	5/22/2020	(3,773)
USD	2,023,043	EUR	1,856,615	Deutsche Bank AG	5/22/2020	(12,232)
USD	32,357,829	EUR	29,598,237	Goldman Sachs International	5/22/2020	(88,608)
USD	220,306	GBP	177,944	JPMorgan Chase Bank N.A.	5/22/2020	(3,829)
						$(141,514)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	49	$6,814,063	June – 2020	$(287,206)
At April 30, 2020, the fund had cash collateral of $98,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$372,798	$—	$372,798
Canada	85,661	—	—	85,661
Non - U.S. Sovereign Debt	—	9,715,062	—	9,715,062
U.S. Corporate Bonds	—	6,631,266	—	6,631,266
Commercial Mortgage-Backed Securities	—	0	—	0
Asset-Backed Securities (including CDOs)	—	830,252	—	830,252
Foreign Bonds	—	71,570,973	—	71,570,973
Mutual Funds	182,848,186	—	—	182,848,186
Total	$182,933,847	$89,120,351	$—	$272,054,198
Other Financial Instruments
Futures Contracts – Liabilities	$(287,206)	$—	$—	$(287,206)
Forward Foreign Currency Exchange Contracts – Assets	—	391,831	—	391,831
Forward Foreign Currency Exchange Contracts – Liabilities	—	(141,514)	—	(141,514)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$203,916,338	$7,906,463	$15,857,264	$(1,927,688)	$(16,287,272)	$177,750,577
MFS Institutional Money Market Portfolio	8,800,557	19,741,553	23,444,637	497	(361)	5,097,609
	$212,716,895	$27,648,016	$39,301,901	$(1,927,191)	$(16,287,633)	$182,848,186
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$2,684,609	$—
MFS Institutional Money Market Portfolio	20,356	—
	$2,704,965	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2020, are as follows:
United States	61.2%
Brazil	5.0%
United Kingdom	3.8%
Canada	3.5%
India	2.5%
Luxembourg	2.5%
France	2.2%
Netherlands	1.9%
Mexico	1.6%
Other Countries	15.8%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.